Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$61,330,929.59	0.5169934	$47,308,054.30	0.3987866	$14,022,875.29
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$148,030,929.59	0.1152593	$134,008,054.30	0.1043408	$14,022,875.29

Weighted Avg. Coupon (WAC)	3.53%		3.54%
Weighted Avg. Remaining Maturity (WARM)	19.60		18.70
Pool Receivables Balance	$171,465,374.27		$157,016,876.85
Remaining Number of Receivables	28,267		27,066

Adjusted Pool Balance	$167,441,374.39		$153,418,499.10

III. COLLECTIONS

Principal:
Principal Collections	$14,192,865.92
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$205,205.95
Total Principal Collections	$14,398,071.87

Interest:
Interest Collections	$493,744.90
Late Fees & Other Charges	$42,872.86
Interest on Repurchase Principal	$-
Total Interest Collections	$536,617.76

Collection Account Interest	$4,536.81
Reserve Account Interest	$1,133.76
Servicer Advances	$-

Total Collections	$14,940,360.20

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$14,940,360.20
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$14,940,360.20

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$142,887.81	$-	$142,887.81	$142,887.81
	Collection Account Interest					$4,536.81
	Late Fees & Other Charges					$42,872.86
Total due to Servicer						$190,297.48

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$79,219.12		$79,219.12

	Total Class A interest:		$79,219.12		$79,219.12	$79,219.12

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

	Available Funds Remaining:					$14,484,566.52

9.	Regular Principal Distribution Amount:					$14,022,875.29

		Distributable Amount	Paid Amount
	Class A-1 Notes		$-
	Class A-2 Notes		$-
	Class A-3 Notes		$-
	Class A-4 Notes		$14,022,875.29
	Class A Notes Total:	$14,022,875.29	$14,022,875.29
	Class B Notes Total:	$-	$-
	Class C Notes Total:	$-	$-
	Class D Notes Total:	$-	$-
	Total Noteholders Principal	$14,022,875.29	$14,022,875.29

10.	Required Deposit to Reserve Account			0.00

11.	Trustee Expenses			0.00

12.	Remaining Available Collections Released to Certificateholder			461,691.23

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,023,999.88
Beginning Period Amount	$4,023,999.88
Current Period Amortization	$425,622.13
Ending Period Required Amount	$3,598,377.75
Ending Period Amount	$3,598,377.75
Next Distribution Date Required Amount	$3,199,181.40

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	43
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	11.59%	12.65%	12.65%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.43%	26,641	97.47%	$153,052,044.23
30 - 60 Days	1.35%	366	2.19%	$3,432,245.54
61 - 90 Days	0.18%	50	0.28%	$440,211.79
91-120 Days	0.03%	9	0.06%	$92,375.29
121 + Days	0.00%	0	0.00%	$-
Total		27,066		$157,016,876.85

Delinquent Receivables 30+ Days Past Due
Current Period	1.57%	425	2.53%	$3,964,832.62
1st Preceding Collection Period	1.55%	439	2.44%	$4,178,363.84
2nd Preceding Collection Period	1.85%	540	2.88%	$5,339,764.00
3rd Preceding Collection Period	1.86%	555	2.86%	$5,704,491.73
Four-Month Average	1.71%		2.68%

Repossession in Current Period		18		$138,734.50
Repossession Inventory		53		$97,430.04

Current Charge-Offs
Gross Principal of Charge-Offs				$255,631.50
Recoveries				$(205,205.95)
Net Loss				$50,425.55

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.35%

Average Pool Balance for Current Period				$164,241,125.56

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.37%
1st Preceding Collection Period				0.06%
2nd Preceding Collection Period				0.49%
3rd Preceding Collection Period				0.58%
Four-Month Average				0.37%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	28	2,175	$32,893,754.79
Recoveries	33	1,993	$(19,938,699.50)
Net Loss			$12,955,055.29
Cumulative Net Loss as a % of Initial Pool Balance			0.97%

Net Loss for Receivables that have experienced a Net Loss *	21	1,831	$13,047,270.94
Average Net Loss for Receivables that have experienced a Net Loss			$7,125.76

Principal Balance of Extensions			$469,124.12
Number of Extensions			47

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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